Statements Of Cash Flows - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ (140,200)	$ 1,995,932
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on investments held in Trust Account	(8,695)	(3,167,128)
Changes in operating assets and liabilities:
Prepaid expenses	(736,678)	328,217
Accrued expenses	111,636	151,514
Net cash used in operating activities	(773,937)	(691,465)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(234,600,000)
Net cash used in investing activities	(234,600,000)	0
Cash Flows from Financing Activities:
Proceeds From Issuance Of Common Stock To Sponsor	25,000
Proceeds from net of underwriting discounts paid	226,000,000
Proceeds from sale of Private Placement Units	5,600,000
Advances from related party		267,396
Repayment of advances from related party		(3,671)
Proceeds from sponsor loan	5,000,000
Proceeds from promissory note – related party	170,000
Repayment of promissory note – related party	(170,000)
Payments of offering costs	(615,521)	(67,500)
Net cash provided by financing activities	236,009,479	196,225
Net Change in Cash	635,542	(495,240)
Cash – Beginning of period		635,542
Cash – Ending of period	635,542	$ 140,302
Non-Cash Investing and Financing Activities:
Offering costs included in accrued offering costs	67,500
Deferred underwriting fee payable	$ 9,800,000